Average Annual Total Returns - FidelitySeriesCanadaFund-PRO - FidelitySeriesCanadaFund-PRO - Fidelity Series Canada Fund	Dec. 30, 2023
Fidelity Series Canada Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(6.85%)
Past 5 years	6.33%
Since Inception	7.78%	[1]
Fidelity Series Canada Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(7.75%)
Past 5 years	5.56%
Since Inception	6.99%	[1]
Fidelity Series Canada Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(3.81%)
Past 5 years	4.72%
Since Inception	5.89%	[1]
MS400
Average Annual Return:
Past 1 year	(12.59%)
Past 5 years	4.39%
Since Inception	6.08%	[1]

[1]	AFrom August 15, 2017.